Subsequent Events (Details) $ / shares in Units, $ / shares in Units, $ in Thousands	Mar. 13, 2024 USD ($) D $ / shares shares	Feb. 12, 2024 CAD ($) $ / shares shares	Jan. 15, 2024 $ / shares	Feb. 27, 2024 CAD ($) $ / shares	Feb. 13, 2023 CAD ($)	Feb. 13, 2023 USD ($) $ / shares	Nov. 15, 2022 $ / shares	Apr. 07, 2021 $ / shares	Jan. 22, 2021 $ / shares
Subsequent Events
Exercise price | $ / shares							$ 3.78		$ 5.58
Exercise price of option | $ / shares							$ 2.52
Share price | $ / shares								$ 5.22
Interest rate	8.99%
2028 Notes
Subsequent Events
Exercise price | (per share)			$ 1.00			$ 2.48
Warrants exercisable term					5 years	5 years
Minimum liquidity balance | $						$ 2,000,000
Principal amount for initial conversion rate | $						1,000
Principal amount					$ 68,049	$ 51,000,000
Interest rate					8.99%	8.99%
Three Equal Tranches
Subsequent Events
Grant			100,000
Exercise price of option | $ / shares			$ 0.50
Grand date over period			4 years
Share-based payment arrangement transactions
Subsequent Events
Grant		3,074,398
Granted RSU		102,410
Performance based incentive earned | $		$ 157,357
Share price | $ / shares		$ 0.81
Stock options exercisable period		4 years
Employee share settlement
Subsequent Events
Settlement of interest (in shares) | shares	843,039
Principal amount for initial conversion rate | $	$ 51,000,000
Performance based incentive earned | $		$ 157
Performance based incentive shares | shares		189,587
Share price | (per share)	$ 0.6439	$ 0.81
Volume weighted average trading percentage	95.00%
Weighted average trading period | D	5
Non officer employee share settlement
Subsequent Events
Performance based incentive earned | $		$ 134
Performance based incentive shares | shares		165,257
Share price | $ / shares		$ 0.81
Agreement of waiver | 2028 Notes
Subsequent Events
Principal amount | $				$ 51,000
Interest rate				8.99%
Amendment to warrants were issued in connection with the convertible debt transaction | Common share purchase warrants
Subsequent Events
Grant			10,796,054
Exercise price | $ / shares			$ 1.00
Conversion of debt instrument into common stock
Subsequent Events
Share price | $ / shares				$ 0.6439
Agreed amount to satisfy through issuance of common shares | $				$ 401